CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Series A Preferred Stock [Member] CNY (¥)	Series B Preferred Stock [Member] CNY (¥)	Series C Preferred Stock [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] Series A Preferred Stock [Member] CNY (¥) shares	Common Stock [Member] Series B Preferred Stock [Member] CNY (¥) shares	Common Stock [Member] Series C Preferred Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Series A Preferred Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] Series B Preferred Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings (Accumulated Deficit) [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2015	¥ (317,393)														¥ (24,519)		¥ (292,874)
Balance, Shares at Dec. 31, 2015 | shares						665,000,000
Accretions to preferred shares redemption value	(562,022)																(562,022)
Net profit	501,490																501,490
Foreign currency translation adjustment	(60,498)														(60,498)
Appropriation to statutory reserve																¥ 15,662	(15,662)
Balance at Dec. 31, 2016	(438,423)														(85,017)	15,662	(369,068)
Balance, Shares at Dec. 31, 2016 | shares						665,000,000
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense	1,677,222					¥ 51				¥ 1,677,171
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense, shares | shares						104,230,769
Accretions to preferred shares redemption value	(3,073,471)																(3,073,471)
Conversion of preferred shares to ordinary shares			¥ 1,563,908	¥ 1,212,295	¥ 1,391,567		¥ 19	¥ 14	¥ 16		¥ 1,563,889	¥ 1,212,281	¥ 1,391,551
Conversion of preferred shares to ordinary shares, Shares | shares							285,000,000	214,285,700	234,554,700
Share-based compensation	65,324									65,324
Cancellation of Share-based compensation plan of a subsidiary	40,828									40,828
Net profit	1,082,907																1,082,983	¥ (76)
Foreign currency translation adjustment	99,934														99,934
Business Combination	60,097																	60,097
Appropriation to statutory reserve																39,428	(39,428)
Balance at Dec. 31, 2017	3,682,188					¥ 100				5,951,044					14,917	55,090	(2,398,984)	60,021
Balance, Shares at Dec. 31, 2017 | shares						1,503,071,169
Issuance of ordinary shares for share-based compensation plans						¥ 2								¥ (2)
Issuance of ordinary shares for share-based compensation plans, shares | shares						30,000,000								(30,000,000)
Repurchase of ordinary shares	¥ (452,262)													¥ (452,262)
Repurchase of ordinary shares, shares | shares	60,306,360	60,306,360												(60,306,360)
Cumulative effect of accounting change	¥ 176,494																176,494
Share-based compensation	50,319									50,319
Exercise of share-based compensation plans	14,797									(105,346)				¥ 120,143
Exercise of share-based compensation plans, shares | shares														44,005,360
Net profit	2,469,451	$ 359,167															2,469,074	377
Foreign currency translation adjustment	43,293	6,297													43,293
Capital injection from non-controlling interest	1,458																	1,458
Appropriation to statutory reserve																200,916	(200,916)
Balance at Dec. 31, 2018	¥ 5,985,738	$ 870,591				¥ 102				¥ 5,896,017				¥ (332,121)	¥ 58,210	¥ 256,006	¥ 45,668	¥ 61,856
Balance, Shares at Dec. 31, 2018 | shares						1,533,071,169								(46,301,000)